Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
December 31, 2023
FBF-Y50-NPRT3-0224
1.9892478.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.4% 1/25/24 to 3/21/24 (b) (Cost $2,796,601)	2,810,000	2,797,093

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,181,086	190,268,568
Fidelity Series Commodity Strategy Fund (c)	115,117	10,663,262
Fidelity Series Large Cap Growth Index Fund (c)	6,237,511	119,448,334
Fidelity Series Large Cap Stock Fund (c)	6,530,901	127,613,796
Fidelity Series Large Cap Value Index Fund (c)	15,467,421	227,680,444
Fidelity Series Small Cap Core Fund (c)	49,914	561,536
Fidelity Series Small Cap Opportunities Fund (c)	4,374,682	60,808,081
Fidelity Series Value Discovery Fund (c)	5,602,731	83,368,638
TOTAL DOMESTIC EQUITY FUNDS (Cost $711,225,963)		820,412,659

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,157,016	46,376,568
Fidelity Series Emerging Markets Fund (c)	5,305,179	44,881,816
Fidelity Series Emerging Markets Opportunities Fund (c)	10,369,260	179,699,283
Fidelity Series International Growth Fund (c)	6,776,710	116,085,040
Fidelity Series International Index Fund (c)	3,703,605	43,554,391
Fidelity Series International Small Cap Fund (c)	1,521,530	25,805,146
Fidelity Series International Value Fund (c)	9,919,781	115,763,840
Fidelity Series Overseas Fund (c)	8,917,454	115,659,384
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $652,954,318)		687,825,468

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	175,690	1,345,782
Fidelity Series Corporate Bond Fund (c)	23,627	220,205
Fidelity Series Emerging Markets Debt Fund (c)	1,070,594	8,297,102
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	286,518	2,684,678
Fidelity Series Floating Rate High Income Fund (c)	165,388	1,493,453
Fidelity Series Government Bond Index Fund (c)	48,288	446,665
Fidelity Series High Income Fund (c)	1,002,512	8,431,123
Fidelity Series Investment Grade Bond Fund (c)	45,587	460,427
Fidelity Series Investment Grade Securitized Fund (c)	24,266	218,882
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,085,742	94,262,451
Fidelity Series Real Estate Income Fund (c)	170,320	1,616,338
TOTAL BOND FUNDS (Cost $138,819,505)		119,477,106

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,438,381	3,439,068
Fidelity Series Government Money Market Fund 5.43% (c)(e)	5,713,547	5,713,547
Fidelity Series Short-Term Credit Fund (c)	23,254	229,050
Fidelity Series Treasury Bill Index Fund (c)	1,472,235	14,634,020
TOTAL SHORT-TERM FUNDS (Cost $24,017,024)		24,015,685

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,529,813,411)	1,654,528,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	29,265
NET ASSETS - 100.0%	1,654,557,276

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	331	Mar 2024	37,366,797	1,163,503	1,163,503
CBOT 5-Year U.S. Treasury Note Contracts (United States)	528	Mar 2024	57,432,375	1,220,462	1,220,462
CBOT Long Term U.S. Treasury Bond Contracts (United States)	66	Mar 2024	8,245,875	590,873	590,873

TOTAL PURCHASED					2,974,838

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	54	Mar 2024	13,014,000	(432,071)	(432,071)
ICE MSCI EAFE Index Contracts (United States)	10	Mar 2024	1,126,200	(4,491)	(4,491)
ICE MSCI Emerging Markets Index Contracts (United States)	230	Mar 2024	11,887,550	(524,907)	(524,907)

TOTAL SOLD					(961,469)

TOTAL FUTURES CONTRACTS					2,013,369
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,797,093.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,745,373	26,174,368	24,480,673	84,720	-	-	3,439,068	0.0%
Total	1,745,373	26,174,368	24,480,673	84,720	-	-	3,439,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,155,773	262,667	13,096	42,655	(242)	(59,320)	1,345,782
Fidelity Series Blue Chip Growth Fund	141,145,280	32,690,264	27,274,670	975,260	(1,159,505)	44,867,199	190,268,568
Fidelity Series Canada Fund	36,696,965	10,124,186	3,490,427	1,502,173	158,528	2,887,316	46,376,568
Fidelity Series Commodity Strategy Fund	8,858,443	3,378,990	892,482	448,764	(356,659)	(325,030)	10,663,262
Fidelity Series Corporate Bond Fund	40,746	172,012	2,781	3,230	(27)	10,255	220,205
Fidelity Series Emerging Markets Debt Fund	6,272,365	1,662,392	68,101	344,922	(36)	430,482	8,297,102
Fidelity Series Emerging Markets Debt Local Currency Fund	2,139,604	502,546	22,264	128,526	736	64,056	2,684,678
Fidelity Series Emerging Markets Fund	23,146,075	21,087,862	1,041,153	1,048,562	(191,570)	1,880,602	44,881,816
Fidelity Series Emerging Markets Opportunities Fund	149,752,573	25,255,610	4,049,525	4,885,740	85,191	8,655,434	179,699,283
Fidelity Series Floating Rate High Income Fund	1,203,139	319,851	52,898	101,041	978	22,383	1,493,453
Fidelity Series Government Bond Index Fund	115,748	327,713	4,091	5,586	(82)	7,377	446,665
Fidelity Series Government Money Market Fund 5.43%	3,580,873	3,889,327	1,756,653	178,897	-	-	5,713,547
Fidelity Series High Income Fund	6,325,159	1,939,343	70,721	359,837	900	236,442	8,431,123
Fidelity Series International Growth Fund	85,180,524	24,179,367	2,159,672	1,449,495	(51,590)	8,936,411	116,085,040
Fidelity Series International Index Fund	35,321,566	9,212,612	3,439,537	1,194,746	(4,805)	2,464,555	43,554,391
Fidelity Series International Small Cap Fund	26,437,382	5,275,582	6,813,164	847,740	(2,685,350)	3,590,696	25,805,146
Fidelity Series International Value Fund	84,958,144	26,190,850	4,930,711	3,611,686	(14,336)	9,559,893	115,763,840
Fidelity Series Investment Grade Bond Fund	119,756	332,733	4,826	8,226	(69)	12,833	460,427
Fidelity Series Investment Grade Securitized Fund	48,241	165,875	2,781	3,305	(57)	7,604	218,882
Fidelity Series Large Cap Growth Index Fund	89,407,526	19,473,310	11,425,356	952,902	318,172	21,674,682	119,448,334
Fidelity Series Large Cap Stock Fund	98,001,499	23,355,057	5,081,883	6,247,628	119,825	11,219,298	127,613,796
Fidelity Series Large Cap Value Index Fund	182,790,078	46,438,736	13,630,822	8,931,013	(384,064)	12,466,516	227,680,444
Fidelity Series Long-Term Treasury Bond Index Fund	72,995,264	26,896,225	2,278,769	1,962,840	(281,095)	(3,069,174)	94,262,451
Fidelity Series Overseas Fund	85,098,035	24,429,229	2,214,276	1,845,477	(19,545)	8,365,941	115,659,384
Fidelity Series Real Estate Income Fund	2,140,082	455,367	985,040	107,471	(53,172)	59,101	1,616,338
Fidelity Series Short-Term Credit Fund	208,230	16,206	-	4,884	-	4,614	229,050
Fidelity Series Small Cap Core Fund	281,144	237,686	27,055	8,774	1,747	68,014	561,536
Fidelity Series Small Cap Opportunities Fund	44,846,201	12,028,649	3,440,625	569,579	(377,481)	7,751,337	60,808,081
Fidelity Series Treasury Bill Index Fund	9,126,186	7,530,505	2,013,908	436,002	(3,377)	(5,386)	14,634,020
Fidelity Series Value Discovery Fund	67,020,494	20,004,995	6,068,303	3,789,024	(308,656)	2,720,108	83,368,638
	1,264,413,095	347,835,747	103,255,590	41,995,985	(5,205,641)	144,504,239	1,648,291,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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